UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

                                                             Semi-Annual Report
                                                               November 30, 2012

HNP GROWTH AND PRESERVATION FUND (Unaudited)

PERFORMANCE INFORMATION

November 30, 2012 NAV $9.41

TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2012.

		Since
	1 Year(A)	Inception(A)
HNP Growth and Preservation Fund	0.75%	-3.97%
S&P 500® Index (B)	16.11%	5.79%
Dow Jones Moderate Portfolio IndexSM (C)	10.21%	2.89%

Annual Fund Operating Expense Ratio (from Prospectus dated 9/28/12): Gross - 1.63%, Net - 1.13%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) The 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The HNP Growth and Preservation Fund commenced operations on June 1, 2011.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The Dow Jones Moderate Portfolio IndexSM is a Dow Jones Relative Risk IndexSM that tracks three Composite Major Asset Classes (CMACs) - stocks, bonds and cash. The CMAC risk level of the Dow Jones Moderate Portfolio IndexSM is based on a 60% weighting in stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-694-6672. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2012 Semi-Annual Report 1

HNP GROWTH AND PRESERVATION FUND

HNP Growth and Preservation Fund by Security Type (as a percentage of Net Assets) (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

The Adviser is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling 1-866-694-6672. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-866-694-6672. This information is also available on the SEC’s website at http://www.sec.gov.

2012 Semi-Annual Report 2

Expense Example
(Unaudited)

     Shareholders of this Fund incur ongoing costs consisting of management fees and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 1, 2012 and held through November 30, 2012.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2012 to
	June 1, 2012	November 30, 2012	November 30, 2012

Actual	$1,000.00	$1,016.12	$5.05

Hypothetical	$1,000.00	$1,020.05	$5.06
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half year period).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2012 Semi-Annual Report 3

HNP Growth and Preservation Fund

		Schedule of Investments
	November 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
4,200	iShares Barclays 7-10 Year Treasury Bond Fund	$456,960	4.88%
8,000	ProShares Short 20+ Year Treasury *	229,440	2.45%
11,000	SPDR® Gold Trust *	1,826,550	19.52%
11,300	Vanguard Emerging Markets Stock Index Fund	474,770	5.07%
14,700	Vanguard REIT Index Fund ETF Shares	943,887	10.09%
28,500	Vanguard Tax-Managed International Fund MSCI EAFE ETF Shares	972,705	10.40%
26,300	Vanguard Total Stock Market Index Fund ETF Shares	1,916,744	20.48%
Total for Exchange Traded Funds (Cost - $6,667,681)		6,821,056	72.89%
EXCHANGE TRADED NOTES
2,500	PowerShares DB Gold Short ETN *	28,825	0.31%
Total for Exchange Traded Notes (Cost - $29,460)
Total Investments (Cost - $6,697,141)		6,849,881	73.20%
Other Assets In Excess of Liabilities		2,507,299	26.80%
Net Assets		$9,357,180	100.00%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 4

HNP Growth and Preservation Fund

Statement of Assets and Liabilities (Unaudited)
November 30, 2012

Assets:
Investment Securities at Fair Value	$6,849,881
(Cost - $6,697,141)
Cash	2,514,869
Total Assets	9,364,750
Liabilities:
Due to Adviser	7,570
Total Liabilities	7,570
Net Assets	$9,357,180

Net Assets Consist of:
Paid In Capital	$9,381,770
Accumulated Net Investment Income	20,421
Accumulated Realized Gain/(Loss) on Investments - Net	(197,751)
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	152,740
Net Assets, for 994,637 Shares Outstanding	$9,357,180
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price Per Share
($9,357,180/994,637 shares)	$9.41
Redemption Price * ($9.41 x 0.98) (Note 2)	$9.22

Statement of Operations (Unaudited)
For the six month period ended November 30, 2012

Investment Income:
Dividends and Interest	$61,654
Total Investment Income	61,654
Expenses:
Management Fees (Note 4)	41,233
Service Fees (Note 4)	20,616
Total Expenses	61,849
Less: Expenses Waived (Note 4)	(20,616)
Net Expenses	41,233

Net Investment Income/(Loss)	20,421

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(91,358)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	159,681
Net Realized and Unrealized Gain/(Loss) on Investments	68,323

Net Increase/(Decrease) in Net Assets from Operations	$88,744

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

HNP Growth and Preservation Fund

Statements of Changes in Net Assets	(Unaudited)
	6/1/2012		6/1/2011*
	to		to
	11/30/2012		5/31/2012
From Operations:
Net Investment Income/(Loss)	$20,421		$(15,214)
Net Realized Gain/(Loss) on Investments	(91,358)		(107,007)
Change in Net Unrealized Appreciation/(Depreciation)	159,681		(6,942)
Increase/(Decrease) in Net Assets from Operations	88,744		(129,163)
From Distributions to Shareholders:
Net Investment Income	-		-
Net Realized Gain from Security Transactions	-		-
Change in Net Assets from Distributions	-		-
From Capital Share Transactions:
Proceeds From Sale of Shares	3,252,414		7,315,714
Proceeds From Redemption Fees (Note 2)	1,614		849
Shares Issued on Reinvestment of Dividends	-		-
Cost of Shares Redeemed	(706,759)		(466,233)
Net Increase/(Decrease) from Shareholder Activity	2,547,269		6,850,330
Net Increase/(Decrease) in Net Assets	2,636,013		6,721,167
Net Assets at Beginning of Period	6,721,167		-
Net Assets at End of Period (Including Accumulated Net Investment
Income of $20,421 and $0 )	$9,357,180		$6,721,167
Share Transactions:
Issued	343,192		775,188
Reinvested	-		-
Redeemed	(74,377)		(49,366)
Net Increase in Shares	268,815		725,822
Shares Outstanding Beginning of Period	725,822		-
Shares Outstanding End of Period	994,637		725,822

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2012		6/1/2011*
	to		to
	11/30/2012		5/31/2012
Net Asset Value -
Beginning of Period	$9.26		$10.00
Net Investment Income/(Loss) (a) (d)	0.02		(0.05)
Net Gain/(Loss) on Securities
(Realized and Unrealized)	0.13		(0.69)
Total from Investment Operations	0.15		(0.74)
Distributions (From Net Investment Income)	-		-
Distributions (From Realized Capital Gains)	-		-
Total Distributions	-		-
Proceeds from Redemption Fee (Note 2)	-	+	- +
Net Asset Value -
End of Period	$9.41		$9.26
Total Return(b)	1.62	% **	(7.40)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,357		$6,721
Before Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50	% ***	1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c) (d)	(0.00	)% ***	(0.84)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.00	% ***	1.24%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c) (d)	0.49	% ***	(0.58)%
Portfolio Turnover Rate	109.70	% **	240.79%

* Commencement of Operations.         ** Not Annualized.         *** Annualized.
+ Amount calculated is less than $0.005.         (a) Per share amounts were calculated using the average
shares method.         (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule
of Investments.         (d) Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

     NOTES TO FINANCIAL STATEMENTS
HNP GROWTH AND PRESERVATION FUND
November 30, 2012
(Unaudited)

1.) ORGANIZATION
HNP Growth and Preservation Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on May 24, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated as of January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of November 30, 2012, there were nine series authorized by the Trust. The Fund commenced operations on June 1, 2011. The Fund's investment objective is to seek long-term capital appreciation, with a secondary emphasis on capital preservation. The investment adviser to the Fund is HNP Capital Fund Management Group, LLC (the “Adviser”). Significant accounting policies of the Fund are presented in Note 2 below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended November 30, 2012, proceeds from redemption fees were $1,614.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund initially elected a tax year end of November 30. Beginning with the period ended May 31, 2012, the Fund has changed its election so that the tax year end is May 31.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2011, or expected to be taken on the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended November 30, 2012, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2012 Semi-Annual Report 7

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATION
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (exchange traded funds and exchange traded notes). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2012 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,821,056	$0	$0	$6,821,056
Exchange Traded Notes	28,825	0	0	28,825
Total	$6,849,881	$0	$0	$6,849,881

The Fund did not hold any Level 3 assets during the six month period ended November 30, 2012. There were no transfers into or out of the levels during the six month period ended November 30, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended November 30, 2012.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Adviser received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Adviser (the "Services Agreement"), the Adviser renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Adviser receives a service fee equal to 0.50% of the average daily net assets of the Fund. Effective February 16, 2012, the Adviser has contractually agreed to waive the 0.50% fees payable to it under the Services Agreement until September 30, 2013. The Services Agreement fee waiver will automatically terminate on September 30, 2013 unless it is renewed. The Adviser may not terminate the fee waiver before September 30, 2013.

For the six month period ended November 30, 2012, the Adviser earned management fees totaling $41,233. For the same period, the Adviser earned Services fees of $20,616 before the waiver of Services Agreement fees described above, which amounted to $20,616 for the six month period ended November 30, 2012. At November 30, 2012, $7,570 was due to the Adviser as a result of fees earned under the Management Agreement and Services Agreement, net of the waiver.

5.) RELATED PARTY TRANSACTIONS
A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser. Mr. Ross C. Provence is the father of Mr. Jeffrey R. Provence.

The Trustees who are not interested persons of the Fund were paid a total of $1,500 in Trustees’ fees for the six month period ended November 30, 2012 by the Adviser.

2012 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

6.) INVESTMENT TRANSACTIONS
For the six month period ended November 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,675,844 and $5,923,641, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares. Paid in capital at November 30, 2012 was $9,381,770, representing 994,637 shares outstanding.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid during the six month period ended November 30, 2012 and the fiscal year ended May 31, 2012.

Subsequent to November 30, 2012, there was a distribution paid on December 28, 2012 to the shareholders of record on December 27, 2012 of which $0.0639 per share was paid from net investment income.

9.) FEDERAL TAX INFORMATION
For Federal income tax purposes, the cost of securities owned at November 30, 2012 was $6,697,141.

At November 30, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$211,336	($58,596)	$152,740

2012 Semi-Annual Report 10

Investment Adviser
HNP Capital Fund Management Group, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the HNP
Growth and Preservation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

HNP Growth and Preservation Fund 150 Allens Creek Road Rochester, New York 14618 www.hnpcapitalfmg.com 1-866-694-6672

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/4/13

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/4/13